Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Health Care Portfolio

May 31, 2021

HEA-QTLY-0721
1.802174.117

Schedule of Investments May 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
Biotechnology - 20.8%
Biotechnology - 20.8%
Acceleron Pharma, Inc. (a)	400,000	$52,356,000
ADC Therapeutics SA (a)(b)	964,675	20,885,214
Agios Pharmaceuticals, Inc. (a)	1,000,000	55,780,000
Alnylam Pharmaceuticals, Inc. (a)	972,300	138,056,877
Arcutis Biotherapeutics, Inc. (a)	637,200	16,790,220
Argenx SE ADR (a)	750,000	209,242,500
Ascendis Pharma A/S sponsored ADR (a)	951,386	127,847,251
Avid Bioservices, Inc. (a)	1,280,000	27,238,400
BeiGene Ltd. ADR (a)	120,000	43,021,200
BioAtla, Inc. (b)	470,000	20,233,500
Black Diamond Therapeutics, Inc. (a)(b)	158,400	2,078,208
Blueprint Medicines Corp. (a)	400,000	36,540,000
Cytokinetics, Inc. (a)	1,000,000	21,830,000
Denali Therapeutics, Inc. (a)	540,000	34,338,600
Exelixis, Inc. (a)	2,000,000	45,100,000
Fate Therapeutics, Inc. (a)	700,000	53,620,000
Forma Therapeutics Holdings, Inc.	700,000	19,649,000
Fusion Pharmaceuticals, Inc. (a)	170,800	1,402,268
Generation Bio Co.	434,059	14,870,861
Innovent Biologics, Inc. (a)(c)	6,600,000	76,112,307
Instil Bio, Inc. (a)	267,903	4,768,673
Keros Therapeutics, Inc. (a)	460,000	25,097,600
Kinnate Biopharma, Inc. (b)	228,000	5,353,440
Kura Oncology, Inc. (a)	1,400,000	31,150,000
Kymera Therapeutics, Inc. (a)	420,000	20,197,800
Mirati Therapeutics, Inc. (a)	500,000	79,075,000
Morphic Holding, Inc. (a)	300,000	14,808,000
Novavax, Inc. (a)	360,000	53,143,200
ORIC Pharmaceuticals, Inc. (a)	715,835	16,356,830
Passage Bio, Inc. (a)	700,000	9,275,000
Poseida Therapeutics, Inc. (a)	228,178	1,928,104
Poseida Therapeutics, Inc. (c)	1,415,125	11,957,806
Prelude Therapeutics, Inc. (b)	800,000	27,808,000
PTC Therapeutics, Inc. (a)	835,964	32,828,306
Recursion Pharmaceuticals, Inc. (a)(b)	354,900	9,355,164
Regeneron Pharmaceuticals, Inc. (a)	540,000	271,312,200
Relay Therapeutics, Inc. (a)	1,000,000	32,120,000
Repare Therapeutics, Inc.	500,000	16,160,000
Revolution Medicines, Inc. (a)(b)	1,180,000	35,293,800
Sage Therapeutics, Inc. (a)	190,179	13,236,458
Sarepta Therapeutics, Inc. (a)	840,000	63,546,000
Scholar Rock Holding Corp. (a)	140,747	3,781,872
Shattuck Labs, Inc.	1,134,133	30,780,370
Stoke Therapeutics, Inc. (a)	500,000	19,830,000
Taysha Gene Therapies, Inc.	355,487	7,998,458
TG Therapeutics, Inc. (a)	2,540,000	88,569,800
Turning Point Therapeutics, Inc. (a)	400,000	26,472,000
uniQure B.V. (a)	670,000	23,269,100
Vaxcyte, Inc.	685,907	14,452,060
Vertex Pharmaceuticals, Inc. (a)	160,000	33,380,800
Xencor, Inc. (a)	1,280,000	49,228,800
Zentalis Pharmaceuticals, Inc. (a)(b)	1,180,000	65,903,000
Zymeworks, Inc. (a)	1,000,000	31,200,000
		2,186,630,047
Capital Markets - 0.3%
Investment Banking & Brokerage - 0.3%
The Beauty Health Co. (a)	600,000	8,544,000
The Beauty Health Co. (d)(e)	1,800,000	23,068,800
		31,612,800
Diversified Financial Services - 0.1%
Other Diversified Financial Services - 0.1%
Jaws Acquisition Corp. (a)	600,000	8,706,000
Health Care Equipment & Supplies - 21.1%
Health Care Equipment - 21.1%
Boston Scientific Corp. (a)	14,000,000	595,700,000
Danaher Corp.	2,170,000	555,823,800
DexCom, Inc. (a)	100,000	36,939,000
Envista Holdings Corp. (a)	1,840,000	80,297,600
Hologic, Inc. (a)	2,000,000	126,120,000
Insulet Corp. (a)	1,000,300	269,750,901
Intuitive Surgical, Inc. (a)	84,000	70,743,120
Masimo Corp. (a)	400,000	86,240,000
Outset Medical, Inc.	1,080,000	52,131,600
Penumbra, Inc. (a)	1,160,000	288,967,600
Tandem Diabetes Care, Inc. (a)	750,000	64,042,500
		2,226,756,121
Health Care Providers & Services - 31.5%
Health Care Facilities - 2.6%
HCA Holdings, Inc.	799,525	171,729,975
Rede D'Oregon Sao Luiz SA (c)	5,400,000	73,565,247
Surgery Partners, Inc. (a)	400,000	23,412,000
		268,707,222
Health Care Services - 8.5%
1Life Healthcare, Inc. (a)	1,500,000	55,500,000
Cigna Corp.	2,380,000	616,063,000
Guardant Health, Inc. (a)	540,000	67,024,800
Oak Street Health, Inc. (a)(b)	2,000,000	120,780,000
Option Care Health, Inc. (a)	2,000,000	36,680,000
		896,047,800
Managed Health Care - 20.4%
Alignment Healthcare, Inc. (a)	378,418	9,547,486
Alignment Healthcare, Inc.	3,221,582	73,152,462
Anthem, Inc.	80,000	31,857,600
Centene Corp. (a)	5,000,000	368,000,000
Humana, Inc.	1,510,000	660,927,000
UnitedHealth Group, Inc.	2,450,000	1,009,204,001
		2,152,688,549

TOTAL HEALTH CARE PROVIDERS & SERVICES		3,317,443,571

Health Care Technology - 2.2%
Health Care Technology - 2.2%
agilon health, Inc. (a)(b)	1,380,000	49,597,200
Castlight Health, Inc. (a)	1,845,550	3,358,901
Castlight Health, Inc. Class B (a)	4,000,000	7,280,000
Health Catalyst, Inc. (a)	1,200,000	64,428,000
Inspire Medical Systems, Inc. (a)	320,000	62,176,000
Phreesia, Inc. (a)	800,000	39,600,000
		226,440,101
Life Sciences Tools & Services - 8.1%
Life Sciences Tools & Services - 8.1%
10X Genomics, Inc. Class B (a)(c)	1,180,000	212,400,000
Bio-Rad Laboratories, Inc. Class A (a)	180,000	108,426,600
Bruker Corp.	2,150,000	149,296,000
Lonza Group AG	190,000	122,827,225
Maravai LifeSciences Holdings, Inc.	900,000	33,786,000
Olink Holding AB ADR (a)	280,000	9,892,400
Seer, Inc.	6,918	204,634
Seer, Inc. Class A (e)	443,082	13,106,366
Thermo Fisher Scientific, Inc.	440,000	206,580,000
		856,519,225
Pharmaceuticals - 15.0%
Pharmaceuticals - 15.0%
Arvinas Holding Co. LLC (a)	400,000	29,096,000
AstraZeneca PLC (United Kingdom)	2,400,000	273,536,725
Atea Pharmaceuticals, Inc.	260,000	5,309,200
Bristol-Myers Squibb Co.	3,240,000	212,932,800
Eli Lilly & Co.	2,430,000	485,368,200
Harmony Biosciences Holdings, Inc. (a)	771,987	24,672,705
Harmony Biosciences Holdings, Inc. (c)	37,257	1,190,734
Nektar Therapeutics (a)	2,000,000	36,140,000
Pharvaris BV	500,000	10,250,000
Pliant Therapeutics, Inc.	918,121	27,598,717
Revance Therapeutics, Inc. (a)	700,000	20,727,000
Roche Holding AG (participation certificate)	760,000	266,039,262
Royalty Pharma PLC (a)(e)(f)	14,453	0
Royalty Pharma PLC (b)	1,120,000	44,934,400
Royalty Pharma PLC (c)	1,853,000	74,342,360
Theravance Biopharma, Inc. (a)	1,324,435	22,886,237
UCB SA	500,000	47,021,992
		1,582,046,332
TOTAL COMMON STOCKS
(Cost $6,614,977,497)		10,436,154,197

Convertible Preferred Stocks - 0.5%
Biotechnology - 0.3%
Biotechnology - 0.3%
Caris Life Sciences, Inc. Series D (e)(f)	3,206,021	25,968,770
ElevateBio LLC Series C (e)(f)	254,900	1,069,306
Inscripta, Inc. Series E (e)(f)	1,282,228	11,322,073
		38,360,149
Health Care Providers & Services - 0.0%
Health Care Services - 0.0%
dMed Biopharmaceutical Co. Ltd. Series C (e)(f)	380,451	5,261,637
Health Care Technology - 0.1%
Health Care Technology - 0.1%
Aledade, Inc. Series B1 (e)(f)	201,220	7,704,855
Pharmaceuticals - 0.1%
Pharmaceuticals - 0.1%
Aristea Therapeutics, Inc. Series B (e)(f)	1,037,400	7,479,654
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $57,188,518)		58,806,295

Money Market Funds - 1.8%
Fidelity Cash Central Fund 0.03% (g)	34,541,599	34,548,507
Fidelity Securities Lending Cash Central Fund 0.03% (g)(h)	153,371,939	153,387,276
TOTAL MONEY MARKET FUNDS
(Cost $187,934,033)		187,935,783
TOTAL INVESTMENT IN SECURITIES - 101.4%
(Cost $6,860,100,048)		10,682,896,275
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(149,223,587)
NET ASSETS - 100%		$10,533,672,688

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $449,568,454 or 4.3% of net assets.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $94,981,461 or 0.9% of net assets.

 (f) Level 3 security

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Aledade, Inc. Series B1	5/7/21	$7,704,855
Aristea Therapeutics, Inc. Series B	10/6/20	$5,719,912
Caris Life Sciences, Inc. Series D	5/11/21	$25,968,770
dMed Biopharmaceutical Co. Ltd. Series C	12/1/20	$5,403,602
ElevateBio LLC Series C	3/9/21	$1,069,306
Inscripta, Inc. Series E	3/30/21	$11,322,073
Royalty Pharma PLC	5/21/15	$1,704,009
Seer, Inc. Class A	12/8/20	$8,418,558
The Beauty Health Co.	12/8/20	$18,000,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$8,527
Fidelity Securities Lending Cash Central Fund	23,965
Total	$32,492

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.  Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security’s underlying assets and liabilities.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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